June 2, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Alger Portfolios (File Nos. 033-21722 and 811-05550)

Registration Statement on Form N-14

On behalf of The Alger Portfolios (the “Trust”), a registered open-end management investment company, transmitted herewith is the Trust’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Information Statement (the “Prospectus/Information Statement”) for shareholders of Alger Weatherbie Specialized Growth Portfolio (the “Target Portfolio”), a series of the Trust, regarding a Plan of Reorganization to transfer its assets in a tax-free reorganization to Alger Small Cap Growth Portfolio (the “Acquiring Portfolio”), also a series of the Trust, in exchange for Class I-2 shares and the assumption by the Acquiring Portfolio of the Target Portfolio’s stated liabilities (the “Reorganization”). Class I-2 shareholders of the Target Portfolio will receive a number of Class I-2 shares (or fractions thereof) of the Acquiring Portfolio, equal in value to the aggregate net asset value of the shareholder’s Class I-2 shares of the Target Portfolio as of the Closing Date (as defined below). The Acquiring Portfolio and the Target Portfolio are advised by Fred Alger Management, LLC (“FAM”).

Shares of each portfolio serve as underlying mutual funds for variable annuity contracts and variable life insurance policies issued by life insurance companies. Each portfolio also offers participation to qualified pension and retirement plans that elect to make the portfolios an investment option for plan participants.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Trust will file a post-effective amendment to the Registration Statement that will include a copy of the tax opinion to be issued in connection with the closing of the Reorganization.

The Trust intends to mail the Prospectus/Information Statement in August to the Target Portfolio’s shareholders. The Reorganization currently is expected to be consummated on or about September 29, 2023 (the “Closing Date”).

It has been determined that the Acquiring Portfolio will be the accounting survivor of the Reorganization, after consideration of relevant factors, including those set forth in North American Security Trust (SEC No-Action Letter, pub. avail. Aug. 5, 1994) (the “NAST factors”). Such determination was made in consultation with Deloitte & Touche LLP, the Trust’s independent registered public accounting firm, and Kirkland & Ellis LLP, counsel to the Trust. These factors include those discussed below:

THE ALGER PORTFOLIOS

100 Pearl Street, 27TH Floor • New York, NY 10004 • www.alger.com

Securities and Exchange Commission

June 2, 2023

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Investment Adviser. FAM is the investment adviser to both the Acquiring Portfolio and the Target Portfolio. Weatherbie Capital, LLC (“WC”), an affiliate of FAM, is the sub-adviser to the Target Portfolio. Dan C. Chung and Amy Y. Zhang are the portfolio managers jointly and primarily responsible for day-to-day management of the Acquiring Portfolio, positions they have held since February 2015 and January 2016, respectively. H. George Dai, Joshua D. Bennett and Edward Minn are the portfolio managers jointly and primarily responsible for day-to-day management of the Target Portfolio, positions they have held since March 2017, March 2017 and July 2020, respectively. WC will not serve as sub-adviser to the combined portfolio after the Reorganization and Mr. Chung and Ms. Zhang will manage the combined portfolio after the Reorganization.

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Investment Objectives, Policies and Restrictions. As described in greater detail in the Prospectus/Information Statement, the Acquiring Portfolio and the Target Portfolio have the same investment objective. Each portfolio seeks long-term capital appreciation. The portfolios have different principal investment strategies, but there are also similarities. Both portfolios invest at least 80% of their net assets, plus any borrowings for investment purposes, in equity securities of companies with certain market capitalizations.

The Acquiring Portfolio and the Target Portfolio have the same fundamental investment restrictions.

The Acquiring Portfolio’s investment objective, policies and restrictions will be used to manage the combined portfolio after the Reorganization.

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Expense Structure and Expense Ratios. Each portfolio has agreed to pay FAM an advisory fee at the annual rate of 0.81% for assets up to $1 billion and 0.75% for assets in excess of $1 billion, based on a percentage of average daily net assets. For each portfolio’s most recent fiscal year end, the actual advisory fee rate was 0.81%. The combined portfolio will have an advisory fee rate identical to the advisory fee rate of both the Target Portfolio and the Acquiring Portfolio.

The Acquiring Portfolio’s Class I-2 shares had a lower total annual expense ratio than Class I-2 shares of the Target Portfolio, based on the expenses of each portfolio as of its most recent fiscal year end. The Acquiring Portfolio’s expense structure will be the expense structure of the combined portfolio after the Reorganization.

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Asset Size. The Target Portfolio is significantly smaller than the Acquiring Portfolio, with the Target Portfolio having approximately $1.19 million in net assets, as of March 31, 2023, and the Acquiring Portfolio having approximately $155.5 million in net assets, as of March 31, 2023.

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Portfolio Composition. The portfolio composition of the combined portfolio after the Reorganization will be based on the Acquiring Portfolio’s investment objective, policies and restrictions. In connection with the Reorganization, FAM and WC currently estimate that portfolio securities representing approximately 66.1% of the Target Portfolio’s net assets, based on the net asset value of the Target Portfolio as of May 8, 2023, may be sold by the Target Portfolio before consummation of the Reorganization. In addition, the Target Portfolio, the Acquiring Portfolio and the combined portfolio may buy and sell securities in the normal course of their operations, the transaction costs for which would be borne by the respective portfolio. Any sales of portfolio securities by a portfolio will be subject to any restrictions imposed by the Internal Revenue Code of 1986, as amended, with respect to the tax-free nature of the Reorganization.

Securities and Exchange Commission

June 2, 2023

An analysis of the NAST factors is consistent with the Acquiring Portfolio being the accounting and performance survivor of the Reorganization. Specifically, (1) the Acquiring Portfolio’s investment objective, policies, restrictions and process will be used in managing the combined portfolio; (2) the Acquiring Portfolio’s investment adviser and portfolio manager will continue in their roles for the combined portfolio after the Reorganization; (3) the Acquiring Portfolio’s class and expense structure, as well as expense ratio (which is lower than the Target Portfolio’s expense ratio) will be used for the combined portfolio; (4) the Acquiring Portfolio’s net assets are significantly larger than the Target Portfolio’s net assets, and therefore the net assets of the combined portfolio will more closely resemble the Acquiring Portfolio; and (5) the portfolio composition of the combined portfolio after the Reorganization will be based on the Acquiring Portfolio’s investment objective, policies, restrictions and process.

In light of the Acquiring Portfolio being the legal survivor of the Reorganization and the supportive NAST factors, we believe that the Acquiring Portfolio is the appropriate accounting and performance survivor of the proposed Reorganization.

Please telephone the undersigned at (212) 806-8838, or Mia G. Pillinger of this office at (212) 806-8806, if you have any questions.

Very truly yours,

/s/ Tina Payne
Tina Payne

cc:	Mia G. Pillinger

Nicole M. Runyan, Kirkland & Ellis LLP

Kim E. Kaufman, Kirkland & Ellis LLP